Borrowings - Summary of Bills Payable (Detail) - Short-term Bills Payable [member] - Commercial Papers [Member] $ in Thousands	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about borrowings [line items]
Short Term Bills Payable	$ 2,787,340
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Short Term Bills Payable	2,790,000
Unamortized Discounts [member]
Disclosure of detailed information about borrowings [line items]
Short Term Bills Payable	$ 2,660